Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.     Summary of Significant Accounting Policies

Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”).

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The table below reflects the carrying values and the estimated fair values of the Company’s outstanding notes payable at September 30, 2012:

	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,553,042
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	191,023	1,875,042

The difference between the carrying value of the related party BSC convertible notes payable, which is equal to the face value due to troubled debt restructuring accounting (see Note 6), and the estimated fair value is attributable to the fact that no interest is charged per the terms of the convertible notes payable, which is below market.  The difference between the carrying value and the fair value of the junior secured notes payable relates to an unamortized debt discount.  This discount resulted from the relative fair value assigned to the junior secured notes payable at the time of issuance, as the notes were issued in connection with a unit offering, with the units consisting of a note payable and shares of the Company’s common stock.

See Note 6 for fair value information related to the Company’s derivative liability.

Inventory

Inventory is carried at the lower of cost (first-in, first-out (“FIFO”) method) or net realizable value. All items included in inventory relate to the Company’s ClearPoint system. Software license inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset.  The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Revenue Recognition

The Company’s revenues arise from: (1) sales of ClearPoint system reusable components, including associated installation services; (2) sales of ClearPoint disposable products; and (3) license and development arrangements. The Company recognizes revenue, in accordance with Accounting Standards Codification (“ASC”) 605-10-S99, Revenue Recognition, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection of the fee is probable and risk of loss has transferred to the customer. For all product sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1) Sales of ClearPoint system reusable components - When selling directly to end customers, revenues related to sales of ClearPoint system reusable components are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the system installation. When selling to a distributor, revenues related to sales of ClearPoint system reusable components are recognized at the time risk of loss passes. ClearPoint system reusable components include software. This software is incidental to the utility of the ClearPoint system as a whole, and as such, the provisions of ASC 985-605, Software Revenue Recognition, are not applicable. ClearPoint system reusable component sales were approximately $118,000 and $435,000 during the nine months ended September 30, 2012 and 2011, respectively.

(2) Sales of ClearPoint disposable products - Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system are recognized at the time risk of loss passes, which is generally at shipping point or delivery to the customer’s location, based on the specific terms with that customer.

(3) License and development arrangements - The Company analyzes revenue recognition on an agreement by agreement basis as discussed below.

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Related Party Revenue Recognition under BSC Neuro Agreement (Note 5) - The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting.

This agreement requires the achievement of specified milestones in the development of an MRI-safe implantable lead by December 31, 2012. If the milestones are not achieved by that date and this failure is not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company will be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under this agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under this agreement. The existence of this provision indicates the sales price is not fixed or determinable and all monies which have been or will be received prior to December 31, 2012 have and will be deferred until such time. If the repayment obligations are not triggered as of December 31, 2012, the related party deferred revenue related to this agreement will be recognized over the estimated period of continuing involvement. If the repayment obligations are triggered as of December 31, 2012, the related party deferred revenue related to this contract will be repaid to BSC Neuro.

The agreement includes research and development service performance requirements. The Company has recorded deferred research and development services revenue along with the related costs (charged to expense) on a gross basis since the Company is obligated and bears all credit risk with respect to the cost of providing the services.

Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company.

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Related Party Revenue Recognition under BSC Cardiac Agreement (Note 5) - The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires management to make subjective judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting.

The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement. Since the Company has continuing involvement through research and development services that is required because the Company’s know-how and expertise related to the technology are proprietary to the Company, such upfront fees are deferred and recognized over the estimated period of continuing involvement on a straight-line basis.

Amounts to be received related to substantive, performance-based milestones in research and development arrangements will be recognized upon receipt. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company.

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Service Revenues - In September 2011, the Company entered into an agreement to provide development services to a third party.  Under this agreement, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, plus actual direct internal labor costs (including the cost of employee benefits),  plus an overhead markup of the direct internal labor costs incurred.  Revenue is recognized in the period in which the Company incurs the related costs. During the nine months ended September 30, 2012, the Company recorded service revenues of approximately $404,000 related to this agreement. From time to time, the Company may also perform development services for other third parties evidenced by either a development agreement or a purchase order. During the nine months ended September 30, 2012, the Company recorded revenues totaling $10,000 for such services.

Net Loss Per Share

The Company calculates net loss per share in accordance with ASC 260, Earnings per Share. Basic earnings per share (“EPS”) is calculated by dividing the net income or loss attributable to common  stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted EPS is computed by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury stock method. For all periods presented, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included  in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	As of September 30,
	2012	2011
Stock options	6,132,127	3,687,477
Warrants	8,945,247	1,520,986
Shares under convertible note agreements	4,371,029	4,529,043
	19,448,403	9,737,506

Share-Based Compensation

The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) in accordance with ASC 718, Compensation – Stock Compensation. Under ASC 718, the fair value of each award is estimated and amortized as compensation expense over the requisite service period. The fair value of the Company’s share-based options and warrants is estimated on the grant date using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the expected stock volatility, estimated option term and risk-free interest rate during the expected term. To estimate the expected term, the Company utilizes the “simplified” method for “plain vanilla” options as discussed within the SEC’s Staff Accounting Bulletin 107 (“SAB 107”). The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method are true for the Company and for the Company’s share-based compensation arrangements. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior becomes available.

The Company utilizes risk-free interest rates based on a zero-coupon U.S. treasury instrument, the term of which is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Fair Value Determination of Privately-Held Equity Securities

Determining the fair value of privately held stock requires making complex and subjective judgments. Prior to the time the Company’s common stock was publicly traded, the Company used the income approach, the market approach, and the probability weighted expected return method to estimate the value of the enterprise for the dates on which securities were issued/granted and outstanding. The income approach was based on estimated future cash flows that utilized the Company’s forecasts of revenue and costs. The assumptions underlying the revenue and cost estimates were consistent with the Company’s business plan. The market approach was based on recent sales of the Company’s common stock in privately negotiated transactions between stockholders, the once anticipated initial public offering (“IPO”) price of the Company’s common stock, or conversion terms negotiated with holders of convertible securities issued by the Company. When the Company began the process of preparing for its IPO, it began to utilize the probability weighted expected return method, which was based on identifying the most likely liquidity events for the Company, the probability of each occurring, and the equity values for each after applying different percentages to the likelihood of the different values assigned to each anticipated outcome of those events. Once the Company’s planned IPO was withdrawn in the third quarter of 2010, the Company reverted to using the income and market approaches previously discussed. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discount for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company’s common stock. There is inherent uncertainty in these estimates.

Since May 21, 2012, the Company’s common stock has been traded in the over-the-counter market and has been quoted on the OTC Bulletin Board under the symbol MRIC.  Prior to the time the Company’s stock was publicly traded, the fair value of the Company’s common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities (“stock based transactions”), were estimated by management, with input from a third-party valuation specialist from time to time. The Company intends to include the prices of public trading of its common stock as a key input going forward in determining fair value for stock based transactions.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance related to the presentation of comprehensive income that increases comparability between GAAP and International Financial Reporting Standards (“IFRS”). This guidance requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Public entities are required to apply this guidance for fiscal years and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance during the nine months ended September 30, 2012, and the adoption of this guidance had no impact on the Company’s results of operations or financial position and is not expected to have an impact on the Company’s future results of operations or financial position.

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards. This update changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance was effective for annual periods beginning after December 15, 2011 (the 2012 fiscal year) and should be applied prospectively. As this guidance was only disclosure related, it did not have any effect on the carrying value of the assets or liabilities on the balance sheet as of September 30, 2012.

2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company holds its cash and cash equivalents on deposit with financial institutions in the United States insured by the Federal Deposit Insurance Corporation (“FDIC”). At December 31, 2011 no amounts on deposit were in excess of FDIC limits.

The Company is subject to risks common to emerging companies in the medical device industry including, but not limited to: new technological innovations, dependence on key personnel, dependence on key suppliers, changes in general economic conditions and interest rates, protection of proprietary technology, compliance with changing government regulations and taxes, uncertainty of widespread market acceptance of products, access to credit for capital purchases by customers, product liability and the need to obtain additional financing. The Company’s products include components subject to rapid technological change. Certain components used in manufacturing have relatively few alternative sources of supply and establishing additional or replacement suppliers for such components cannot be accomplished quickly. The inability of any of these suppliers to fulfill the Company’s supply requirements may negatively impact future operating results. While the Company has ongoing programs to minimize the adverse effect of such uncertainty and considers technological change in estimating the net realizable value of its inventory, uncertainty continues to exist.

Receivables at December 31, 2011 and all product revenues for 2011 relate to sales to a limited number of hospital customers located in the United States (“U.S.”) and to one distributor outside of the U.S. Sales to five of these hospital customers each represented between 12% and 17% of total product sales. Product revenues for 2010 all related to sales to two U.S. hospitals. The Company may perform credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers. The Company will provide an allowance for doubtful accounts when collections become doubtful, but the Company has not experienced any credit losses to date.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.

Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis, including its derivative liability. Generally accepted accounting principles for fair value measurement provide a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”). The Company measures the fair value of its derivative liability (see Note 6) on a recurring basis using Level 3 inputs. The fair value of the Company’s derivative liability was $0 at December 31, 2011 and 2010.

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The fair values of the Company’s notes payable differ from their carrying values primarily as the result of certain unamortized debt discounts that have been recorded as it relates to those debt instruments as well as a less than market contract interest rate associated with the 2010 junior secured notes payable issued by the Company in 2010. The fair values of all outstanding notes payable other than the 2010 junior secured notes payable were determined to be equal to the face value of the notes payable as the contractual interest rate approximated the market interest rate. Since the contractual interest rate on the 2011 junior secured notes payable is 3.5% per year, the Company determined the fair value of these notes by discounting the face value utilizing an estimated market interest rate of 10%. The carrying values and estimated fair values of notes payable are as follows at December 31, 2011:

	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$3,500,000	$3,500,000
2010 unsecured convertible notes payable	3,953,595	4,071,000
2010 junior secured notes payable	194,314	1,746,222
2011 related party unsecured convertible notes payable	877,294	1,310,000
2011 junior secured note payable	2,000,000	2,000,000
2011 junior secured convertible notes payable	1,308,390	1,625,000

Inventory

Inventory is carried at the lower of cost (first-in, first-out (“FIFO”) method) or net realizable value. All items included in inventory relate to the Company’s ClearPoint system. The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Property and Equipment

Property and equipment are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives, principally five to seven years. Leasehold improvements are depreciated on a straight-line basis over the lesser of their estimated useful lives or the life of the related lease.

Licenses

Licenses are recorded at cost and are amortized using the straight-line method over their estimated useful lives. The carrying value of licenses at December 31, 2011 and 2010 was $27,000 and $45,000, respectively, net of accumulated amortization of $63,000 and $45,000 at those respective dates. Future amortization under licenses is expected to be approximately $18,000 annually through June 2013. One of the licenses contains a requirement to pay the licensor an additional $40,000 upon the issuance of a certain patent. The license arrangements also require certain minimum royalty payments to the licensor (see Note 12).

Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets (finite-lived intangible assets and property and equipment) whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. When this occurs, the expected undiscounted future cash flows are compared to the net book value of the related assets. If the net book value of the related assets exceeds the undiscounted expected future cash flows of the assets, the carrying amount would be reduced to the present value of the expected future cash flows and an impairment loss would be recognized. The Company has not recorded any impairment losses to date.

Revenue Recognition

The Company’s revenues arise from: (1) the sale of ClearPoint system reusable components, including associated installation services; (2) sales of ClearPoint disposable products; and (3) license and development arrangements. The Company recognizes revenue, in accordance with Accounting Standards Codification (“ASC”) 605-10-S99, Revenue Recognition, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection of the fee is probable and risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1) Sale of ClearPoint system reusable components — Revenues related to ClearPoint system sales are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the ClearPoint system installation. ClearPoint system reusable components include software. This software is incidental to the utility of the ClearPoint system as a whole, and as such, the provisions of ASC 985-605, Software Revenue Recognition, are not applicable.

(2) Sales of ClearPoint disposable products— Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system, which occurs after the system installation is completed for a given customer, are recognized at the time risk of loss passes, which is generally at shipping point or delivery to the customer’s location, based on the specific terms with that customer.

(3) License and development arrangements— The Company analyzes revenue recognition on an agreement by agreement basis as discussed below.

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Related Party Revenue Recognition under BSC Neuro Agreement (Note 5) — The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting.

This agreement requires the achievement of specified milestones in the development of an MRI-safe implantable lead by December 31, 2012. If the milestones are not achieved by that date and this failure is not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company will be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under this agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under this agreement. The existence of this provision indicates the sales price is not fixed or determinable and all monies which have been or will be received prior to December 31, 2012 have and will be deferred until such time. If the repayment obligations are not triggered as of December 31, 2012, the related party deferred revenue related to this contract will be recognized over the estimated period of continuing involvement. If the repayment obligations are triggered as of December 31, 2012, the related party deferred revenue related to this contract will be repaid to BSC Neuro.

The agreement includes research and development service performance requirements. The Company has recorded deferred research and development services revenue along with the related costs (charged to expense) on a gross basis since the Company is obligated and bears all credit risk with respect to the cost of providing the services.

Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company.

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Related Party Revenue Recognition under BSC Cardiac Agreement (Note 5) — The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of these standards requires management to make subjective judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under GAAP regarding Multiple-Element Arrangements, the deliverables are being treated as one unit of accounting.

The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement. Since the Company has continuing involvement through research and development services that is required because the Company’s know-how and expertise related to the technology are proprietary to the Company, such upfront fees are deferred and recognized over the estimated period of continuing involvement on a straight-line basis.

Amounts to be received related to substantive, performance-based milestones in research and development arrangements are recognized upon receipt in accordance with the Company’s revenue recognition policy. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are due to the Company.

Research and Development Costs

Costs related to research, design and development of products are charged to research and development expense as incurred. These costs include direct salary costs for research and development personnel, costs for materials used in research and development activities and costs for outside services.

Costs of Withdrawn IPO

In December 2009, the Company filed a registration statement with the SEC relating to the initial public offering (“IPO”) of shares of the Company’s common stock. In September 2010 the Company made the decision to withdraw its registration statement and to cancel the planned IPO. Costs which had been deferred during 2009 totaling $366,503 and costs incurred during 2010 related to the IPO effort are recorded as costs of withdrawn IPO in the statement of operations for the year ended December 31, 2010.

Other Income (Expense)

During 2010 the Company recorded other income related to grants received under the Qualifying Therapeutic Discovery Project program administered under section 48D of the Internal Revenue Code. Included in net other income for the year ended December 31, 2010 is other income related to the grants of $415,615, which is net of expenses paid to a service firm that assisted the Company in completing the grant applications.

Income Taxes

The Company accounts for income taxes under ASC 740, Income Taxes. Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases. Such assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the period that includes the enactment date.

Due to uncertainty surrounding realization of the deferred income tax assets in future periods, the Company has recorded a 100% valuation allowance against its net deferred tax assets. If it is determined in the future that it is more likely than not that any deferred income tax assets are realizable, the valuation allowance will be reduced.

Net Loss Per Share

The Company calculated net loss per share in accordance with ASC 260, Earnings per Share. Basic earnings per share (“EPS”) is calculated by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted EPS is computed by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury stock method. For all periods presented, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	Years Ended December 31,
	2011	2010	2009
Stock options	3,679,977	3,762,477	669,777
Warrants	1,922,944	435,986	410,542
Convertible preferred shares	1,991,250	1,991,250	1,991,250
Shares under convertible note agreements	1,046,263	997,678	444,247
	8,640,434	7,187,391	3,515,816

The table above excludes the potential impact of convertible notes payable issued by the Company in 2011 (see Notes 7, 8, and 9) that have conversion features which are contingent upon the occurrence of a future event. In addition, the conversion ratios related to the convertible preferred shares and convertible notes reflected in the table above will be different upon the effectiveness of the Company’s Form 10 registration statement (see Notes 7 and 9).

Share-Based Compensation

The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) in accordance with ASC Topic 718 “Compensation – Stock Compensation.”. Under ASC Topic 718, the fair value of each award is estimated and amortized as compensation expense over the requisite service period. The fair value of the Company’s share-based options and warrants is estimated on the grant date using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the estimated stock price volatility, estimated option term and risk free interest rate during the expected term. To estimate the expected term, the Company utilizes the “simplified” method for “plain vanilla” options as discussed within the Securities and Exchange Commission’s Staff Accounting Bulletin 107, or SAB 107. The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method are true for the Company and for the Company’s share-based compensation arrangements. As the Company has been operating as a private company, it was unable to use actual price volatility and option life data as input assumptions within its Black-Scholes valuation model. Prior to October 2009, the Company used expected volatilities based on the historical volatility of the industry sector in which the Company operates, in accordance with the guidance set forth in ASC Topic 718. Beginning in October 2009, the Company based its estimate of expected volatility on the average of historical volatilities of publicly traded companies it deemed similar because the Company lacks its own relevant historical volatility data. The Company will consistently apply this methodology until a sufficient amount of historical information regarding the volatility of the Company’s own share price becomes available. The Company utilizes risk-free interest rates based on a zero-coupon U.S. treasury instrument, the term of which is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Fair Value Determination of Privately-Held Equity Securities

The fair values of the common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities, were estimated by management, with input from a third-party valuation specialist.

Determining the fair value of stock requires making complex and subjective judgments. The Company has used the income approach, the market approach, and the probability weighted expected return method to estimate the value of the enterprise for the dates on which securities are issued/granted and outstanding. The income approach was based on estimated future cash flows that utilized the Company’s forecasts of revenue and costs. The assumptions underlying the revenue and cost estimates were consistent with the Company’s business plan. The market approach was based on recent sales of the Company’s common stock in privately negotiated transactions between stockholders or the once anticipated IPO price of the Company’s common stock. Once the Company began the process of preparing for its IPO, the Company began to utilize the probability weighted expected return method, which was based on identifying the most likely liquidity events for the Company, the probability of each occurring, and the equity values for each after applying different percentages to the likelihood of the different values assigned to each anticipated outcome of those events. Once the Company’s planned IPO was withdrawn in the third quarter of 2010, the Company thereafter used the income and market approaches previously discussed. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discount for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company’s common stock. There is inherent uncertainty in these estimates.

Derivative Financial Instruments

The Company accounts for derivative instruments in accordance with ASC Topic 815, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts and requires recording of all derivatives on the balance sheet at their fair values (Note 6). Changes in the fair values of derivatives are recorded each period as gains or losses in the statement of operations unless the derivatives qualify for hedge accounting. At December 31, 2011 and 2010, the Company did not have any derivative instruments that were designated as hedges.

New Accounting Pronouncements

In April 2010, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update No. 2010-17 (“ASU 2010-17”) which provided guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. ASU 2010-17 is effective prospectively for milestones achieved in fiscal years and interim periods within those years beginning on or after June 15, 2010. The adoption of this standard on January 1, 2011 did not have any impact on the Company’s financial statements.

In May 2011, the FASB, issued additional guidance on fair value measurements. The updated guidance provides a consistent definition of fair value and aligns the fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards, or IFRS, amends certain guidance primarily related to fair value measurements for financial instruments, and enhances disclosure requirements particularly for Level 3 fair value measurements. The guidance is effective prospectively for fiscal years beginning after December 15, 2011 and interim periods within those years. Early adoption is permitted. The Company does not expect the adoption of this guidance will have a material impact on its financial statements.

In June 2011, the FASB issued new accounting guidance related to the presentation of comprehensive income that increases comparability between U.S. GAAP and IFRS. This guidance will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Public entities are required to apply this guidance for fiscal years and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The Company does not believe the adoption of this guidance will have a material impact on its results of operations or financial position.